Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

2. Fair Value Measurements

The following tables present information about our assets and liabilities measured at fair value on a recurring basis in the condensed consolidated balance sheets (in thousands):

Description	June 30, 2017	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$17,131	$17,131	$—	$—
Restricted cash equivalents	13,212	13,212	—	—

Total assets measured and recorded at fair value	$30,343	$30,343	$—	$—

Liabilities:
Warrants potentially settleable in cash	$8,510	$—	$8,510	$—
Contingent purchase price consideration	1,227	—	—	1,227

Total liabilities measured and recorded at fair value	$9,737	$—	$8,510	$1,227

Description	December 31, 2016	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$16,192	$16,192	$—	$—
Restricted cash equivalents	17,622	17,622	—	—

Total assets measured and recorded at fair value	$33,814	$33,814	$—	$—

Liabilities:
Warrants potentially settleable in cash	$1,860	$—	$1,860	$—
Contingent purchase price consideration	1,095	—	—	1,095

Total liabilities measured and recorded at fair value	$2,955	$—	$1,860	$1,095

The Company did not transfer any financial instruments into or out of Level 3 classification during the six months ended June 30, 2017 and 2016. A reconciliation of the beginning and ending Level 3 liabilities for the six months ended June 30, 2017 is as follows (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance, January 1, 2017	$1,095
Change in the estimated fair value of the contingent purchase price consideration	132

Balance at June 30, 2017	$1,227

The fair value of the contingent purchase price consideration is measured at the end of each reporting period using Level 3 inputs in a probability-weighted, discounted cash-outflow model. The significant unobservable assumptions include the probability of achieving each milestone, the date we expect to reach the milestone, and a determination of present value factors used to discount future expected cash outflows. The decrease in the estimated fair value of the contingent purchase price consideration during the period reflects a lowering of the probability and lengthening of the timeline for the potential approval of NeuVax, as these assumptions are now based principally on our Phase 2 combination trial of trastuzumab and NeuVax with HER2 low-to-intermediate expressing patients whereas previously, the valuation was based on our Phase 3 PRESENT trial, which was stopped in June 2016 and subsequently closed in the third quarter due to futility as recommended by the Independent Data Monitoring Committee (“IDMC”).

See Note 7 for discussion of the Level 2 liabilities relating to warrants accounted for as liabilities.

3. Fair Value Measurements

The Company follows ASC 820, “Fair Value Measurements and Disclosures,” (“ASC 820”) for the Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its cash equivalents and marketable securities as Level 1 inputs. The valuations for Level 1 were determined based on a “market approach” using quoted prices in active markets for identical assets. Valuation of these assets does not require a significant degree of judgment. The Company categorized its warrants potentially settleable in cash as Level 2 inputs. The warrants are measured at market value on a recurring basis and are being marked to market each quarter-end until they are completely settled. The warrants are valued using an appropriate pricing model, using assumptions consistent with our application of ASC 718. The contingent purchase price consideration is categorized as Level 3 inputs and is measured at its estimated fair value on a recurring basis and is adjusted at each quarter-end until it is completely settled. The contingent price consideration is valued based on the expected timing of milestones, the expected probability of success for each milestone and discount rates based on a corporate debt interest rate index publicly issued.

The following tables present information about our assets and liabilities measured at fair value on a recurring basis in the condensed consolidated balance sheets (in thousands):

	December 31, 2016	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$16,192	$16,192	$—	$—
Restricted cash equivalents	17,622	17,622	—	—

Total assets measured and recorded at fair value	$33,814	$33,814	$—	$—

Liabilities:
Warrants potentially settleable in cash	$1,860	$—	$1,860	$—
Contingent purchase price consideration	1,095	—	—	1,095

Total liabilities measured and recorded at fair value	$2,955	$—	$1,860	$1,095

	December 31, 2015	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$29,171	$29,171	$—	$—

Total assets measured and recorded at fair value	$29,171	$29,171	$—	$—

Liabilities:
Warrants potentially settleable in cash	$14,518	$—	$14,518	$—
Contingent purchase price consideration	6,142	—	—	6,142

Total liabilities measured and recorded at fair value	$20,660	$—	$14,518	$6,142

The company has not transferred any financial instruments into or out of Level 3 classification during the years ended December 31, 2016 or 2015. A reconciliation of the beginning and ending Level 3 liabilities for the years ended December 31, 2016 and 2015 is as follows (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance, January 1, 2015	$6,651
Change in the estimated fair value of the contingent purchase price consideration	(509)

Balance, December 31, 2015	6,142
Change in the estimated fair value of the contingent purchase price consideration	(5,047)

Balance at December 31, 2016	$1,095

The fair value of the contingent purchase price consideration is measured at the end of each reporting period using Level 3 inputs in a probability-weighted, discounted cash-outflow model. The significant unobservable assumptions include the probability of achieving each milestone, the date we expect to reach the milestone, and a determination of present value factors used to discount future expected cash outflows. The decrease in the estimated fair value of the contingent purchase price consideration during 2016 reflects a lowering of the probability and lengthening of the timeline for the potential approval of NeuVax, as these assumptions are now based principally on our Phase 2 combination trial with trastuzumab whereas previously, the valuation was based on our Phase 3 PRESENT trial, which was deemed futile by the Independent Data Monitoring Committee (“IDMC”) in June 2016 and subsequently closed.